STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
Jun. 30, 2012
Weighted average exercise price of options outstanding	$ 0.29
Options outstanding	3,503,339
Options exercisable	1,058,900
Stock Options [Member]
Weighted average exercise price of options outstanding	$ 0.15
Options outstanding	666,667
Weighted average remaining contractual life	1 year 11 months 16 days
Stock Options One [Member]
Weighted average exercise price of options outstanding	$ 0.30
Options outstanding	2,286,672
Weighted average remaining contractual life	10 months 17 days
Options exercisable	875,566
Stock Options Two [Member]
Weighted average exercise price of options outstanding	$ 0.36
Options outstanding	550,000
Weighted average remaining contractual life	10 months 17 days
Options exercisable	183,334